VALUE OF BUISNESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2015
Value Of Business Acquired [Abstract]
Value Of Business Acquired
The following table presents MLOA’s VOBA asset at December 31, 2015 and 2014:

	Gross Carrying Amount	Accumulated Amortization and Other		Net
	(In Millions)
VOBA

December 31, 2015	$416	$(407)	(1)	$9

December 31, 2014	$416	$(409)	(1)	$7

(1)
Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.